Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 419,692	₩ 303,343
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	169,877	99,105
Short-term financial instruments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	167,000	148,000
Accounts receivable, net
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	77,257	52,615
Other receivables, net
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12	6
Other current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,370	598
Other non-current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 2,176	₩ 3,019